Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Purchase Commitments

As of December 31, 2021, the Company had purchase commitments of approximately $27.0 million, primarily related to R&D programs, capital improvements and procurement of BB satellite components of which the Company expects to pay $12.9 million during 2022 and $14.1 million during 2023.

Legal Proceedings

The Company is not a party to any material litigation and does not have contingency reserves established for any litigation liabilities as of December 31, 2021 and 2020.